Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	₩ 8,974	₩ 168,527
Long-term derivative financial assets	139,560	152,633
Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	116,210
Long-term derivative financial assets	(9,212)
Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	116,210
Long-term derivative financial assets		₩ (9,212)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	80,426
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	80,426
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	35,784
Floating-to-fixed cross-currency interest rate swap, Mar. 4, 2020 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	35,784
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	(9,212)
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	₩ (9,212)